Operating Leases	12 Months Ended
Dec. 31, 2021
Operating Leases
Operating Leases

6) Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time-charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the vessel for the customers, which includes providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate, except when off hire.

The following table presents the Partnership’s revenues by time charter and bareboat charters and other revenues for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
(U.S. Dollars in thousands)	2021	2020	2019
Time charter revenues (service element included)	$224,191	$233,346	$237,387
Bareboat revenues	45,115	45,235	45,115
Other revenues (loss of hire insurance recoveries and other income)	11,823	641	59
Total revenues	$281,129	$279,222	$282,561

See Note 2(l)—Right-of-use assets and lease liabilities.

As of December 31, 2021, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (including service element of the time charter, but excluding unexercised customer option periods):

(U.S. Dollars in thousands)
2022	$198,385
2023	99,805
2024	102,560
2025	94,803
2026	51,088
2027 and thereafter	13,672
Total	$560,313

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of December 31, 2021 consisted of:

●	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in March 2023 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);
●	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in August 2023 with Transpetro;
●	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a rolling charter contract with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, which currently expires in April 2022, with options of the charterer to extend until June 2022. The vessel will commence on a new time charter contract with Equinor in the fourth quarter of 2023 or the first quarter of 2024. The new charter is for a fixed period, at the charterer’s option, of either one year or two years with options for the charterer to extend the charter, in either case, by two further one-year periods;
●	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011 that is currently operating under a time charter that expires in September 2022 with PetroChina, with options to extend until March 2024. The vessel will commence on a new time charter contract with Equinor in the fourth quarter of 2024 or the first quarter of 2025. The new charter is for a fixed period, at the charterer’s option, of either one year or two years, with options for the charterer to extend the charter, in either case, by two further one-year periods;
●	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2023, with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Sinopec Brasil, S.A. (“Repsol”), with options to extend until January 2026;
●	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in August 2022 with Eni Trading and Shipping S.p.A. (“ENI”), with options to extend until August 2025;
●	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in November 2022 with ENI, with options to extend until November 2024;
●	the Dan Cisne, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in September 2023 with Transpetro;
●	the Dan Sabia, a shuttle tanker built in 2012 that is currently operating under a bareboat charter that expires in January 2024 with Transpetro;
●	the Ingrid Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in February 2024 with Vår Energi Marine AS, a Norwegian subsidiary of Vår Energi (“Vår”), with options to extend until February 2029;
●	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter that expires in June 2025 with Repsol, with options to extend until June 2030;
●	the Tordis Knutsen, a shuttle tanker built in 2016 that is currently operating under a time charter that expires in July 2022, with Petrobras with an option for charterer to extend the charter by one month. The vessel will commence on a new 3-year time charter contract with a major oil company in 2023;
●	the Vigdis Knutsen, a shuttle tanker built in 2017 and was operating under a time charter that expired in March 2022 with a subsidiary of Shell. The vessel will commence on a new 3-year time charter contract with a major oil company in 2023;
●	the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter that expires in September 2022 with a subsidiary of Shell. The vessel will commence on a new 3-year time charter contract with a major oil company in 2023;
●	the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in September 2022 with Galp Sinopec Brazil Services B.V. (“Galp”), with options to extend until September 2028;
●	The Anna Knutsen, a shuttle tanker built in 2017. On February 11, 2022 the Partnership agreed on the commercial terms for a new time charter contract for the Anna Knutsen with a major oil company to commence in the second quarter of 2022 for a fixed period, at the charterer’s option, of either (a) one year, with options for the charterer to extend the time charter by up to four further one-year periods, or (b) two years, with options for the charterer to extend the time charter by up to three further one-year periods; and
●	The Tove Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter that expires in October 2027 with Equinor, with options to extend until October 2040.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. As of December 31, 2021, the right-of-use asset and lease liability for operating leases was $2.7 million and are presented as separate line items on the balance sheets. The operating lease cost and corresponding cash flow effect for 2021 was $0.7 million. As of December 31, 2021, the weighted average discount rate for the operating leases for the portfolio was 2.3% and was determined using the expected incremental borrowing rate for a loan facility of similar term. As of December 31, 2021, the weighted average remaining lease terms are 4.1 years.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of December 31, 2021 is as follows:

(U.S. Dollars in thousands)
2022	$703
2023	703
2024	703
2025	703
2026	59
2027 and thereafter	—
Total	$2,871
Less imputed interest	130
Carrying value of operating lease liabilities	$2,741